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                       HARTFORD SELECT LEADERS (SERIES V)
                  HARTFORD SELECT LEADERS OUTLOOK (SERIES III)
                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-101933
                              FILE NO. 333-101955

    SUPPLEMENT DATED AUGUST 15, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006
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              SUPPLEMENT DATED AUGUST 15, 2006 TO YOUR PROSPECTUS

MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT:

This Sub-Account was inadvertently labeled as "Closed to Contracts issued on or after May 2, 2005" in your prospectus. The Sub-Account is not closed.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6005